Discontinued Operations - Additional Information (Details) - USD ($) $ in Millions	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Discontinued Operations And Disposal Groups [Abstract]
Accounts payable	$ 2.5	$ 2.6	$ 3.4
Accrued expenses	0.7	0.7	$ 1.0
Accounts receivable	$ 0.1	$ 0.1